Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
July 31, 2022
AICAP-NPRT3-0922
1.804862.118
Common Stocks - 99.4%
	Shares	Value ($)
Canada - 11.0%
Brookfield Asset Management, Inc. Class A	2,175,449	108,011,043
Canadian National Railway Co.	852,708	108,027,659
Canadian Pacific Railway Ltd.	1,527,937	120,476,201
Constellation Software, Inc.	66,200	112,613,668
Thomson Reuters Corp.	892,922	100,264,148
Waste Connections, Inc. (Canada)	761,480	101,489,041
TOTAL CANADA		650,881,760
Denmark - 4.1%
DSV A/S	654,858	110,344,229
Novo Nordisk A/S Series B	1,137,984	132,545,388
TOTAL DENMARK		242,889,617
France - 16.0%
Capgemini SA	46,800	8,865,650
Dassault Systemes SA	2,561,231	109,855,597
EssilorLuxottica SA (a)	654,217	101,934,547
Hermes International SCA	92,852	126,595,782
L'Oreal SA	328,269	124,104,536
LVMH Moet Hennessy Louis Vuitton SE	229,448	159,318,325
Sartorius Stedim Biotech	258,637	102,986,843
Schneider Electric SA	814,055	112,587,047
Teleperformance	311,140	103,763,608
TOTAL FRANCE		950,011,935
Hong Kong - 1.5%
AIA Group Ltd.	8,854,200	88,955,053
India - 4.7%
Axis Bank Ltd.	8,227,900	75,510,748
HDFC Bank Ltd.	5,775,132	105,340,818
Infosys Ltd. sponsored ADR	4,978,000	97,021,220
TOTAL INDIA		277,872,786
Ireland - 4.8%
Accenture PLC Class A	310,989	95,243,491
Kingspan Group PLC (Ireland)	1,352,065	87,085,954
Linde PLC	328,775	99,290,050
TOTAL IRELAND		281,619,495
Japan - 5.4%
Hoya Corp.	1,050,697	105,271,060
Keyence Corp.	301,276	119,408,386
Tokyo Electron Ltd.	277,984	95,680,299
TOTAL JAPAN		320,359,745
Luxembourg - 1.3%
Eurofins Scientific SA	982,267	76,318,454
Netherlands - 10.1%
Adyen BV (b)(c)	60,230	108,340,134
ASM International NV (Netherlands)	353,207	107,612,674
ASML Holding NV (Netherlands)	288,207	165,649,391
Ferrari NV (Italy)	536,300	113,023,461
Wolters Kluwer NV	979,002	106,062,434
TOTAL NETHERLANDS		600,688,094
Sweden - 5.5%
Atlas Copco AB (A Shares)	10,191,943	119,137,368
Evolution AB (c)	1,059,086	101,967,068
Hexagon AB (B Shares)	8,864,391	104,374,147
TOTAL SWEDEN		325,478,583
Switzerland - 8.4%
Compagnie Financiere Richemont SA Series A	751,150	90,571,870
Nestle SA (Reg. S)	1,451,660	177,867,977
Partners Group Holding AG	107,764	116,951,423
Sika AG	441,437	109,073,544
TOTAL SWITZERLAND		494,464,814
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,751,000	183,779,599
United Kingdom - 8.3%
Compass Group PLC	3,746,200	87,797,661
Diageo PLC	2,265,410	107,316,691
London Stock Exchange Group PLC	992,100	96,821,708
RELX PLC (London Stock Exchange)	3,244,556	96,069,578
Rentokil Initial PLC	15,981,685	105,526,501
TOTAL UNITED KINGDOM		493,532,139
United States of America - 15.2%
Danaher Corp.	351,397	102,421,684
IDEXX Laboratories, Inc. (b)	254,066	101,418,066
Marsh & McLennan Companies, Inc.	597,377	97,945,933
Moody's Corp. (a)	336,634	104,440,699
NICE Ltd. sponsored ADR (b)	463,923	99,288,800
NVIDIA Corp.	490,068	89,011,051
S&P Global, Inc.	269,480	101,575,096
Thermo Fisher Scientific, Inc.	173,442	103,789,427
Zoetis, Inc. Class A	545,163	99,519,506
TOTAL UNITED STATES OF AMERICA		899,410,262
TOTAL COMMON STOCKS (Cost $5,014,693,686)		5,886,262,336

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d)	46,945,531	46,954,920
Fidelity Securities Lending Cash Central Fund 2.01% (d)(e)	60,204,796	60,210,816
TOTAL MONEY MARKET FUNDS (Cost $107,165,736)		107,165,736

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,121,859,422)	5,993,428,072
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(73,437,263)
NET ASSETS - 100.0%	5,919,990,809

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $210,307,202 or 3.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	166,389,556	2,147,904,857	2,267,339,493	129,954	-	-	46,954,920	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	176,107,850	553,967,927	669,864,961	228,570	-	-	60,210,816	0.2%
Total	342,497,406	2,701,872,784	2,937,204,454	358,524	-	-	107,165,736

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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